Revenue Recognition and Related Party Transactions Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Insurance Services Revenue	$ 693	$ 519	$ 2,386	$ 1,989	$ 2,073
Revenue from Contract with Customer, Including Assessed Tax	2,286	2,165	9,820	11,680	32,926
Corporate Joint Venture
Related Party Transaction [Line Items]
Recurring fees			4,801	6,362	21,036
Transactional revenue and reimbursements			$ 2,633	$ 3,329	$ 9,817
Affiliated Entity | Fixed-price Contract
Related Party Transaction [Line Items]
Recurring fees	1,125	1,216
Affiliated Entity | Time-and-materials Contract
Related Party Transaction [Line Items]
Transactional revenue and reimbursements	$ 468	$ 430